UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09377
                                                     ---------

                        The Gabelli Blue Chip Value Fund
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

             COMMON STOCKS -- 99.1%
             AEROSPACE -- 0.9%
      4,000  Boeing Co......................... $   315,400
                                                -----------
             BUILDING AND CONSTRUCTION -- 3.6%
      4,500  Centex Corp.......................     236,790
     15,000  D.R. Horton Inc...................     359,250
      6,000  Pulte Homes Inc...................     191,160
      6,000  Ryland Group Inc..................     259,260
      8,000  Toll Brothers Inc.+...............     224,640
                                                -----------
                                                  1,271,100
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 2.0%
     20,000  Microsoft Corp....................     546,600
      6,000  Yahoo! Inc.+......................     151,680
                                                -----------
                                                    698,280
                                                -----------
             DIVERSIFIED INDUSTRIAL -- 6.6%
     33,000  General Electric Co...............   1,164,900
     16,000  Honeywell International Inc.......     654,400
     12,600  Ingersoll-Rand Co. Ltd., Cl. A....     478,548
                                                -----------
                                                  2,297,848
                                                -----------
             ELECTRONICS -- 4.6%
     37,500  Applied Materials Inc.............     664,875
     28,300  Texas Instruments Inc.............     940,975
                                                -----------
                                                  1,605,850
                                                -----------
             ENERGY AND UTILITIES -- 12.8%
     12,500  Chesapeake Energy Corp............     362,250
      8,000  Chevron Corp......................     518,880
      9,550  ConocoPhillips....................     568,512
     30,800  El Paso Corp......................     420,112
     11,000  Exxon Mobil Corp..................     738,100
      7,000  GlobalSantaFe Corp................     349,930
     22,000  Halliburton Co....................     625,900
      6,000  Nabors Industries Ltd.+...........     178,500
      5,400  Noble Corp........................     346,572
      9,000  Weatherford International Ltd.+...     375,480
                                                -----------
                                                  4,484,236
                                                -----------
             ENERGY AND UTILITIES: ELECTRIC -- 1.9%
     33,100  The AES Corp.+....................     674,909
                                                -----------
             ENTERTAINMENT -- 5.8%
     42,000  News Corp., Cl. B.................     866,880
     45,400  Time Warner Inc...................     827,642
      9,500  Univision Communications Inc.,
               Cl. A+ .........................     326,230
                                                -----------
                                                  2,020,752
                                                -----------
             FINANCIAL SERVICES -- 23.0%
      8,000  AllianceBernstein Holding LP......     551,920
      7,200  American Express Co...............     403,776
     18,000  Bank of America Corp..............     964,260
      5,600  Capital One Financial Corp........     440,496
     18,000  Citigroup Inc.....................     894,060

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

     10,000  Commerce Bancorp Inc..............  $  367,100
      8,000  First Data Corp...................     336,000
     16,000  H&R Block Inc.....................     347,840
     18,600  JPMorgan Chase & Co...............     873,456
      3,000  MBIA Inc..........................     184,320
     10,000  Merrill Lynch & Co. Inc...........     782,200
      3,900  State Street Corp.................     243,360
      6,000  Wachovia Corp.....................     334,800
     18,000  Wells Fargo & Co..................     651,240
      8,500  Zions Bancorporation..............     678,385
                                                -----------
                                                  8,053,213
                                                -----------
             FOOD AND BEVERAGE -- 3.7%
     15,000  Groupe Danone, ADR................     444,300
      4,000  H.J. Heinz Co.....................     167,720
      6,800  The Hershey Co....................     363,460
      7,000  Wm. Wrigley Jr. Co................     322,420
                                                -----------
                                                  1,297,900
                                                -----------
             HEALTH CARE -- 9.5%
      4,000  Aetna Inc.........................     158,200
     12,000  Bristol-Myers Squibb Co...........     299,040
     33,100  Pfizer Inc........................     938,716
     19,700  Sanofi-Aventis, ADR...............     876,059
     20,600  Wyeth.............................   1,047,304
                                                -----------
                                                  3,319,319
                                                -----------
             INSURANCE -- 4.4%
     14,000  American International Group Inc.      927,640
      3,000  Hartford Financial Services
               Group Inc. .....................     260,250
      7,561  The St. Paul Travelers
               Companies Inc. .................     354,535
                                                -----------
                                                  1,542,425
                                                -----------
             METALS AND MINING -- 2.0%
     24,900  Alcoa Inc.........................     698,196
                                                -----------
             PAPER AND FOREST PRODUCTS -- 2.4%
     24,000  International Paper Co............     831,120
                                                -----------
             RETAIL -- 4.7%
     20,000  Federated Department Stores Inc...     864,200
     10,000  The Home Depot Inc................     362,700
     12,400  Tiffany & Co......................     411,680
                                                -----------
                                                  1,638,580
                                                -----------
             SPECIALTY CHEMICALS -- 6.4%
     28,000  E.I. du Pont de Nemours & Co......   1,199,520
     15,000  Lyondell Chemical Co..............     380,550
     16,400  The Dow Chemical Co...............     639,272
                                                -----------
                                                  2,219,342
                                                -----------
             TELECOMMUNICATIONS -- 2.2%
     20,200  Verizon Communications Inc........     750,026
                                                -----------
             TRANSPORTATION -- 2.6%
     39,700  AMR Corp.+........................     918,658
                                                -----------
             TOTAL COMMON STOCKS...............  34,637,154
                                                -----------

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
     ------                                        ------

             U.S. GOVERNMENT OBLIGATIONS -- 0.9%
   $317,000  U.S. Treasury Bills,
              4.706% to 4.763%++,
              10/12/06 to 10/26/06 ............ $   316,249
                                                -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $30,223,508)               $34,953,403
                                                ===========
------------------
              Aggregate book cost.............. $30,223,508
                                                ===========
              Gross unrealized appreciation.... $ 4,978,903
              Gross unrealized depreciation....    (249,008)
                                                -----------
              Net unrealized appreciation
               (depreciation) ................. $ 4,729,895
                                                ===========
------------------
  + Non-income producing security.
 ++ Represents annualized yield at date of purchase.
ADR American Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------






* Print the name and title of each signing officer under his or her signature.